SHARE CAPITAL (Disclosure of stock option and share-based payment activity) (Details)	12 Months Ended
	Mar. 31, 2024 Share $ / shares	Mar. 31, 2023 Share $ / shares
Number [Abstract]
Balance, beginning of year | Share	8,673,334	8,692,334
Granted | Share	1,445,000	600,000
Exercised | Share	(2,000,000)	(348,333)
Expired | Share	(825,000)	(270,667)
Balance, end of year | Share	7,293,334	8,673,334
Weighted Average Exercise Price [Abstract]
Balance, beginning of year | $ / shares	$ 2.03	$ 2.01
Granted | $ / shares	1.89	2.36
Exercised | $ / shares	0.54	0.58
Expired | $ / shares	2.72	3.87
Balance, end of year | $ / shares	$ 2.33	$ 2.03